UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

PURSUANT TO SECTION 15G OF THE

SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period January 1, 2009 to December 31, 2011

☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period to

☒	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period January 1, 2014 to December 31, 2014

Date of Report (Date of earliest event reported)

January 27, 2015

Marriott Ownership Resorts, Inc.1

(Exact name of securitizer as specified in its charter)

0001541356
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

James H Hunter, IV, Executive Vice President and General Counsel (407) 513-6895

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☒

[1]	Marriott Ownership Resorts, Inc., as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period, all of which were privately issued by the following: (i) Marriott Vacation Club Owner Trust 2007-2; (ii) Marriott Vacation Club Owner Trust 2008-1; (iii) Marriott Vacation Club Owner Trust 2009-2; (iv) Marriott Vacation Club Owner Trust 2010-1; (v) Marriott Vacations Worldwide Owner Trust 2011-1; (vi) Marriott Vacation Club Owner Trust 2012-1; (vii) Marriott Vacations Worldwide Owner Trust 2013-1; (viii) Kyuka Owner Trust 2014-A; and (ix) Marriott Vacations Worldwide Owner Trust 2014-1.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: January 27, 2015

MARRIOTT OWNERSHIP RESORTS, INC. (Securitizer)

By:	/s/ Joseph J. Bramuchi
Name: Joseph J. Bramuchi Title: Vice President and Treasurer